INVENTORIES	6 Months Ended
Jun. 30, 2025
INVENTORIES
INVENTORIES
4.	INVENTORIES

Inventories consisted of the following:

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Products available for sale	139,765	179,905
Goods in transit	23,645	7,763
Raw materials	941	828
Work-in-progress	60	86
Total	164,411	188,582

Inventory write-downs recognized in cost of goods sold for the six months ended June 30, 2025 and 2024 were US$6,262 and US$4,711, respectively.

Inventories of nil and US$1,243 were pledged for other short-term financing arrangements (note 10) as of June 30, 2025 and December 31, 2024, respectively.